Consolidated Statements of Comprehensive Income/(Loss) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenue	$ 5,777,751	$ 3,202,609
Operating costs and expenses
Cost of goods sold & services	3,672,057	2,579,523
Gross profit	2,105,694	623,086
Other operating costs and expenses
Product support	80,007	25,212
Depreciation and amortization	2,176,751	2,226,940
Research and development	9,281,928	5,044,613
Selling, general and administrative	5,605,092	5,884,504
Total operating costs and expenses	17,143,778	13,181,269
Loss from operations	(15,038,084)	(12,558,183)
Other income/(expense)
Interest income	49,947	293,816
Financing costs	(121,910)	(154,800)
Research and development tax incentive income	3,897,543	2,826,244
Exchange gain/(loss)	274,857	(167,952)
Other income	430,712	2,122,851
Total other income	4,531,149	4,920,159
Net loss before tax	(10,506,935)	(7,638,024)
Income tax benefit/(expense)	0	0
Net loss	$ (10,506,935)	$ (7,638,024)
Loss per share
Net loss per share - basic and diluted (in AUD per share)	$ (0.06)	$ (0.04)
Average weighted number of shares - basic and diluted (in shares)	177,714,201	177,574,046
Other comprehensive gain/(loss), net of tax:
Foreign currency translation reserve	$ (30,217)	$ 48,671
Other comprehensive income/(loss)	(30,217)	48,671
Comprehensive loss	(10,537,152)	(7,589,353)
Product [Member]
Revenue
Total revenue	3,815,397	2,565,747
Operating costs and expenses
Cost of goods sold & services	2,367,084	1,715,538
Service [Member]
Revenue
Total revenue	1,962,354	636,862
Operating costs and expenses
Cost of goods sold & services	$ 1,304,973	$ 863,985